Voya Diversified Emerging Markets Debt Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
MUTUAL FUNDS: 99.5%
		Affiliated Investment Companies: 99.5%
353,711		Voya Emerging Markets Corporate Debt Fund - Class P	$3,622,005	31.5
383,305		Voya Emerging Markets Hard Currency Debt Fund - Class P	3,810,047	33.2
542,900		Voya Emerging Markets Local Currency Debt Fund - Class P	3,995,746	34.8

		Total Mutual Funds (Cost $11,176,305)	11,427,798	99.5

SHORT-TERM INVESTMENTS: 0.3%
		Mutual Funds: 0.3%
35,000	(1)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.450%
		(Cost $35,000)	35,000	0.3

		Total Short-Term Investments (Cost $35,000)	35,000	0.3

		Total Investments in Securities (Cost $11,211,305)	$11,462,798	99.8
		Assets in Excess of Other Liabilities	22,249	0.2
		Net Assets	$11,485,047	100.0

(1)	Rate shown is the 7-day yield as of January 31, 2020.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of January 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at January 31, 2020
Asset Table
Investments, at fair value
Mutual Funds	$11,427,798	$–	$–	$11,427,798
Short-Term Investments	35,000	–	–	35,000
Total Investments, at fair value	$11,462,798	$–	$–	$11,462,798
Other Financial Instruments+
Forward Foreign Currency Contracts	–	143	–	143
Total Assets	$11,462,798	$143	$–	$11,462,941
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(89)	$–	$(89)
Total Liabilities	$–	$(89)	$–	$(89)

Voya Diversified Emerging Markets Debt Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended January 31, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 10/31/19	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 1/31/20	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund - Class P	$6,549,175	$76,397	$(3,024,908)	$21,341	$3,622,005	$76,379	$85,095	$-
Voya Emerging Markets Hard Currency Debt Fund - Class P	5,717,108	71,560	(2,075,211)	96,590	3,810,047	71,563	24,746	-
Voya Emerging Markets Local Currency Debt Fund - Class P	6,199,018	166,376	(2,155,173)	(214,475)	3,995,746	166,379	119,831	-
	$18,465,301	$314,333	$(7,255,292)	$(96,544)	$11,427,798	$314,321	$229,672	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At January 31, 2020, the following forward foreign currency contracts were outstanding for Voya Diversified Emerging Markets Debt Fund:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ZAR	871	USD	60	Barclays Bank PLC	02/07/20	$(2)
HUF	85,575	USD	279	Barclays Bank PLC	02/07/20	2
USD	1,167	RUB	73,092	Barclays Bank PLC	02/07/20	25
RUB	73,092	USD	1,140	Barclays Bank PLC	02/07/20	3
USD	58	ZAR	871	Barclays Bank PLC	02/07/20	–
USD	290	HUF	85,575	Barclays Bank PLC	02/07/20	8
USD	1,053	MXN	20,463	Barclays Bank PLC	02/07/20	(30)
USD	280	HUF	85,575	Barclays Bank PLC	05/15/20	(2)
USD	59	ZAR	871	Barclays Bank PLC	05/15/20	2
RUB	73,092	USD	1,155	Barclays Bank PLC	05/15/20	(24)
USD	672	PHP	34,179	BNP Paribas	02/07/20	–
USD	287	BRL	1,156	BNP Paribas	02/07/20	17
USD	579	THB	17,463	BNP Paribas	02/07/20	18
USD	1,575	TRY	9,282	BNP Paribas	02/07/20	25
THB	17,463	USD	562	BNP Paribas	02/07/20	(2)
PLN	6,887	USD	1,773	BNP Paribas	02/07/20	4
PHP	34,179	USD	676	BNP Paribas	02/07/20	(4)
USD	1,795	PLN	6,887	BNP Paribas	02/07/20	18
BRL	1,156	USD	275	BNP Paribas	02/07/20	(5)
USD	1,774	PLN	6,887	BNP Paribas	05/15/20	(4)
USD	274	BRL	1,156	BNP Paribas	05/15/20	5
USD	562	THB	17,463	BNP Paribas	05/15/20	–
PHP	34,179	USD	669	BNP Paribas	05/15/20	(2)
TRY	9,282	USD	1,556	Citibank N.A.	02/07/20	(6)
USD	1,525	TRY	9,282	Citibank N.A.	05/15/20	8
MXN	20,463	USD	1,091	Deutsche Bank AG	02/07/20	(8)
USD	1,075	MXN	20,463	Deutsche Bank AG	05/15/20	8
						$54

Currency Abbreviations
BRL	-	Brazilian Real
HUF	-	Hungarian Forint
MXN	-	Mexican Peso
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

Voya Diversified Emerging Markets Debt Fund	PORTFOLIO OF INVESTMENTS
as of January 31, 2020 (Unaudited) (Continued)

At January 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $11,268,748.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$251,636
Gross Unrealized Depreciation	(57,532)
Net Unrealized Appreciation	$194,104